Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Allowance for doubtful accounts		$ 2,954	$ 5,445
Accrued liabilities not deducted for tax purposes		33,583	33,873
Asset retirement obligation		61,565	57,060
Net operating loss carry forwards		148,913	127,866
Tax credit carry forwards		3,724	3,829
Charitable contributions carry forward		469	409
Other		0	516
Gross deferred tax assets		251,208	228,998
Less: valuation allowance		(3,755)	(3,332)
Net deferred tax assets		247,453	225,666
Deferred tax liabilities:
Property, plant and equipment		(36,967)	(16,517)
Intangibles		(291,926)	(281,884)
Undistributed earnings of foreign subsidiaries		0	(4,023)
Investment in partnerships		(1,065)	(1,235)
Gross deferred tax liabilities		(329,958)	(303,659)
Net deferred tax liabilities		(82,505)	(77,993)
Classification in the consolidated balance sheets:
Current deferred tax assets	7,967	9,812	9,241
Current deferred tax liabilities		0	0
Noncurrent deferred tax assets		0	0
Noncurrent deferred tax liabilities	(68,738)	(92,317)	(87,234)
Net deferred tax liabilities		$ (82,505)	$ (77,993)